Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrants and Rights Note Disclosure [Abstract]
Warrants

(9) Warrants

Warrants that have not been tendered for exchange and outstanding at March 31, 2025, and December 31, 2024, are as follows:

	March 31, 2025	December 31, 2024
Public Warrants	1,751,825	1,751,825
Private Placement Warrants	4,428,648	4,428,648
Working Capital Warrants	1,000,000	1,000,000
OrbiMed Warrants	222,068	130,805
Total warrants	7,402,541	7,311,278

Public, Private Placement and Working Capital Warrant Liabilities

In connection with consummation of the Business Combination, we assumed the warrant liabilities associated with 8,333,272 Public Warrants. Each Public Warrant is exercisable to purchase one share of common stock at a price of $11.50 per share, subject to adjustment. As of March 31, 2025 and December 31, 2024, there were 1,751,825 Public Warrants outstanding. The Public Warrants expire on August 10, 2028 or earlier upon redemption or liquidation.

The Public Warrants expire 5 years after the completion of the Business Combination or earlier upon redemption or liquidation. We may redeem for cash the outstanding Public Warrants:

a.	in whole and not in part;

b.	at a price of $0.01 per Public Warrant;

c.	upon not less than 30 days’ prior written notice of redemption to each warrant holder; and

d.	if, and only if, the reported closing price of the Common Stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30 trading day period ending three business days before we send the notice of redemption to the warrant holders.

If and when the SPAC Warrants become redeemable, we may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

If we call the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis.” The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, except as described below, the warrants will not be adjusted for issuances of common stock at a price below its exercise price. Additionally, in no event will we be required to net cash settle the warrants. Accordingly, the warrants may expire worthless.

In addition to the Public Warrants, we assumed the warrant liabilities associated with 4,933,333 Private Placement Warrants and 1,000,000 Working Capital Warrants. The Private Placement Warrants and Working Capital Warrants are identical to the Public Warrants, except that the Private Placement Warrants and Working Capital Warrants, and the common stock issuable upon the exercise of the Private Placement Warrants and Working Capital Warrants, were not transferable, assignable or saleable until 30 days after the completion of the Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants and Working Capital Warrants are exercisable on a cashless basis and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants and Working Capital Warrants are held by someone other than the initial purchasers or their permitted transferees, they will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. As of March 31, 2025 and December 31, 2024, there were 4,428,648 Private Placement Warrants and 1,000,000 Working Capital Warrants outstanding.

We determined that the Public Warrants, Private Placement Warrants, and Working Capital Warrants do not meet the criteria to be equity classified and should be recorded as liabilities. Our analysis concluded liability classification under ASC 815, Derivatives and Hedging, as these warrants include a provision that could allow cash settlement upon an event outside our control, and such event may not result in a change in control of the Company. As a result, the Private and Public Warrants do not meet the criteria for equity classification.

At the close of the Business Combination, the fair values of the Public Warrants, Private Placement Warrants, and Working Capital Warrants were $1.5 million, $0.9 million, and $0.2 million, respectively. As of March 31, 2025, the fair values of the Public Warrants, Private Placement Warrants and Working Capital Warrants were $2.1 million, $5.4 million, and $1.2 million, respectively. As of December 31, 2024, the fair values of the Public Warrants, Private Placement Warrants and Working Capital Warrants were $1.9 million, $4.9 million, and $1.1 million. The fair value of the Public Warrants has been measured based on the quoted price of such warrants on the Nasdaq Global Market. The transfer of Private Placement Warrants or Working Capital Warrants to anyone outside of a small group of individuals who are permitted transferees would result in the Private Placement Warrants and Working Capital Warrants having substantially the same terms as the Public Warrants. Therefore, we determined that the fair value of each Private Warrant and Working Capital Warrant is equivalent to that of each Public Warrant.

On May 24, 2024, we commenced (i) the Offer and (ii) the solicitation of consent (the “Consent Solicitation”) from holders of the Exchange Warrants to amend the Warrant Agreement, dated as of December 17, 2020 (the “Warrant Agreement” and such amendment, the “Warrant Amendment”), by and between the Company and Continental Stock Transfer & Trust Company, which governs all of the Exchange Warrants.

The Offer and Consent Solicitation expired at one minute after 11:59 p.m., Eastern Daylight Time, on June 25, 2024. The Exchange Warrants tendered were comprised of 6,529,954 Public Warrants and 504,685 Private Placement Warrants, which represents approximately 78.8% and 10.2% of the outstanding warrants of each respective class. The Warrants were validly tendered and not validly withdrawn prior to the expiration of the Offer and Consent Solicitation. No Working Capital Warrants were tendered. We determined the Exchange Warrants met the criteria to be equity classified at June 26, 2024, and that their fair value was $11.9 million. Accordingly, we recorded that amount as a reduction of the warrant liability and a charge to APIC, partially offset by issuance costs of $1.7 million. On July 1, 2024, we issued 2,110,366 shares of common stock in exchange for the Exchange Warrants.

In addition, the Warrant Amendment was entered into with respect to the Public Warrants. As a result all (and not less than all) of the outstanding Public Warrants may be exchanged, at our option, at any time while they are exercisable and prior to their expiration, at the office of the warrant agent, upon notice to the holders of the then outstanding Public Warrants, at the exchange rate of 0.27 shares of Common Stock per Public Warrant (subject to equitable adjustment by us in the event of any stock splits, stock dividends, recapitalizations or similar transaction with respect to the Common Stock).

The following table summarizes activity in the Public Warrants, Private Placement Warrants, Working Capital Warrants and Exchange Warrants in the three months ended March 31, 2025. There was no activity in the three months ended March 31, 2024.

Series	Balance at December 31, 2024	Exchanges	Issuances	Retirements / Conversions	Balance at March 31, 2025
Public Warrants	1,751,825	-	-	-	1,751,825
Private Placement Warrants	4,428,648	-	-	-	4,428,648
Working Capital Warrants	1,000,000	-	-	-	1,000,000

OrbiMed Warrants

In connection with the closing of the OrbiMed Credit Agreement, we also issued OrbiMed a warrant to purchase 130,805 shares of our common stock (the “Warrant Shares”), with the initial exercise price of $9.5562, (the “Exercise Price”) per share, or approximately $1.25 million in the aggregate, assuming none of the Initial OrbiMed Warrant is exercised through a “cashless” exercise. In the three months ended March 31, 2025, the exercise price remained at $9.3722 per share adjusted pursuant to the terms of the Initial OrbiMed Warrant, or approximately $1.23 million in the aggregate. The Initial OrbiMed Warrant expires on April 30, 2031 (the “Expiration Date”). On each of the closings of the Delayed Draw Commitment Amounts, if any, we agreed to issue additional warrants to purchase a number of shares of our common stock determined by dividing 5.0% of the applicable Delayed Draw Commitment Amount by the 10-day volume weighted average sale price of our common stock as of the issue date (the “Subsequent OrbiMed Warrants” and collectively, with the Initial OrbiMed Warrant, the “OrbiMed Warrants” and together with the SPAC Warrants, the “Warrants”). The Subsequent OrbiMed Warrants will expire seven years from each applicable issuance date, if any. In connection with the OrbiMed Warrants, we entered into a Registration Rights Agreement with OrbiMed (the “OrbiMed Registration Rights Agreement”), whereby OrbiMed will have certain customary registration rights with respect to the shares of common stock underlying the OrbiMed Warrants. In connection with the First Delayed Draw Term Loan Commitment draw on February 18, 2025, we issued the OrbiMed operating entities a warrant to purchase 64,748 and 26,515 shares of our common stock (the “Subsequent OrbiMed Warrant”), with the initial exercise price of $5.4787, or approximately $0.5 million. The Subsequent OrbiMed Warrant expires on February 18, 2032.

The OrbiMed Warrants may be exercised in whole or in part, at any time prior to the Expiration Date (the “Exercise Period”), by either:

a.	making a payment to the Company, in an amount in immediately available funds equal to the aggregate Exercise Price to be paid upon the exercise of the OrbiMed Warrants; or

b.	instructing the Company to withhold a number of Warrant Shares then issuable upon exercise of the OrbiMed Warrants with an aggregate fair market value as of the exercise date equal to such aggregate Exercise Price to be paid upon the exercise of the OrbiMed Warrants (the “Cashless Exercise”).

If either upon (i) the occurrence of the Expiration Date, or (ii) the date on which a Sale of the Company (defined in the OrbiMed Warrants) is consummated pursuant to which the sole consideration payable to the Company or its stockholders in respect of such sale transaction consists of cash, marketable securities or a combination thereof, and the per share fair market value of a Warrant Share is greater than the exercise price, any portion of the OrbiMed Warrants that remains unexercised on such date shall be deemed to have been exercised automatically pursuant to a Cashless Exercise (the “Automatic Cashless Exercise”).

Ownership Cap

The Holder in any circumstance cannot exercise the OrbiMed Warrants if such exercise would result in the holder and its affiliates to own more than 9.99% of the Company’s common stock (the “Ownership Cap”).

Adjustments

The Exercise Price and the number of Warrant Shares underlying the OrbiMed Warrants are subject to certain anti-dilutive adjustments. These are triggered by events such as stock splits, reclassification of shares, combinations, or substitutions. Additionally, the Exercise Price will be adjusted if shares (which include shares, options, and convertible securities settled in common stock) are issued at a price per share less than the current Exercise Price. These adjustments are collectively referred to as “Warrant Adjustments.”

If we declare or pay a dividend or distribution on our outstanding common shares payable in cash, capital securities or other property, the Holder shall be entitled to receive, at the time such dividend or distribution is paid, without additional cost to the Holder, the total number and kind of cash, capital securities or other property which the Holder would have received had the Holder owned the Warrant Shares of record as of the date such dividend or distribution was paid (the “Pro-Rata Distribution”).

Additionally, the OrbiMed Warrants are subject to customary price-based anti-dilution protections, such that, in certain circumstances, if we issue shares of our common stock below the current exercise price of the Initial OrbiMed Warrant, the exercise price of the OrbiMed Warrants will be adjusted downward based on such issuance. As a result of any adjustments, the amount of proceeds we receive from the exercise of the OrbiMed Warrants would be less than the amount we would receive immediately prior to such adjustment. In the three months ended March 31, 2025, the exercise price of the Initial OrbiMed Warrant remained at $9.3722 per share, while the Subsequent OrbiMed Warrant contained an exercise price of $5.4787, in accordance with the above described adjustment mechanics.

Transfers of OrbiMed Warrants

The OrbiMed Warrants may be transferred or assigned in whole or in part, subject to compliance with applicable federal and state securities laws.

Allocation of Proceeds and Issuance Costs

The agreement explicitly permits the settlement of the OrbiMed Warrants in a cashless manner (i.e., net share settlement) and not indexed to the Company’s own stock, therefore, it is considered as a derivative instrument and will be classified as a liability and is subsequently measured at fair value with changes reported to earnings following the proceeds from the issuance of the Initial Term Loan.

The fair value of the Initial OrbiMed Warrant was measured using the Black-Scholes option pricing model. The key inputs used in the valuations were as follows:

	March 31, 2025	December 31, 2024
Expected term (years)	6.1	6.3
Risk free interest rate	4.0%	4.5%
Expected volatility	70.0%	70.0%
Dividend yield	0	0
Exercise price	$9.3722	$9.3722
Stock price	$5.52	$5.01

The fair value of the Subsequent OrbiMed Warrant was measured using the Black-Scholes option pricing model. The key inputs used in the valuations were as follows:

	March 31, 2025	February 18, 2025
Expected term (years)	6.9	7.0
Risk free interest rate	4.1%	4.1%
Expected volatility	70.0%	70.0%
Dividend yield	0	0
Exercise price	$5.4787	$5.4787
Stock price	$5.52	$5.69

The inputs utilized by management to value the warrant liabilities are subjective. The assumptions used in calculating the fair value of the warrant liabilities represent our best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and we use different assumptions, the fair value of the warrant liabilities may be materially different in the future.

(10) Warrants

Warrants outstanding are as follows:

	December 31, 2024	December 31, 2023
Public Warrants	1,751,825	8,281,779
Private Placement Warrants	4,428,648	4,933,333
Working Capital Warrants	1,000,000	1,000,000
Initial OrbiMed Warrant	130,805	-
Total warrants	7,311,278	14,215,112

Public, Private Placement and Working Capital Warrant Liabilities

In connection with consummation of the Business Combination, the Company assumed the warrant liabilities associated with 8,333,272 Public Warrants. Each Public Warrant is exercisable to purchase one share of common stock at a price of $11.50 per share, subject to adjustment. As of December 31, 2024 and 2023, there were 1,751,825 and 8,281,779, respectively, Public Warrants outstanding. The Public Warrants expire on August 10, 2028 or earlier upon redemption or liquidation.

On December 26, 2023, the SEC declared effective an amended registration statement on Form S-1 registering the issuance of the shares of common stock issuable upon exercise of the warrants. The Company will use its best efforts to maintain the effectiveness of such registration statement and maintain a current prospectus relating to those shares of common stock until the warrants expire or are redeemed, as specified in the warrant agreement.

The Company may redeem for cash the outstanding Warrants:

a.	in whole and not in part;

b.	at a price of $0.01 per Warrant;

c.	upon not less than 30 days’ prior written notice of redemption to each warrant holder; and

d.	if, and only if, the reported closing price of the Common Stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30 trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.

If and when the SPAC Warrants become redeemable, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

If we call the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis.” The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of common stock at a price below its exercise price. Additionally, in no event will we be required to net cash settle the warrants. Accordingly, the warrants may expire worthless.

In addition to the Public Warrants, we assumed the warrant liabilities associated with 4,933,333 Private Placement Warrants and 1,000,000 Working Capital Warrants. The Private Placement Warrants and Working Capital Warrants are identical to the Public Warrants, except that the Private Placement Warrants and Working Capital Warrants, and the common stock issuable upon the exercise of the Private Placement Warrants and Working Capital Warrants, were not transferable, assignable or saleable until 30 days after the completion of the Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants and Working Capital Warrants are exercisable on a cashless basis and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants and Working Capital Warrants are held by someone other than the initial purchasers or their permitted transferees, they will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. As of December 31, 2024 and 2023, there were 4,428,648 and 4,933,333, respectively, Private Placement Warrants and 1,000,000 Working Capital Warrants outstanding.

We determined that the Public Warrants, Private Placement Warrants, and Working Capital Warrants do not meet the criteria to be equity classified and should be recorded as liabilities. Our analysis concluded liability classification under ASC 815, Derivatives and Hedging, as these warrants include a provision that could allow cash settlement upon an event outside our control, and such event may not result in a change in control of the Company. As a result, the Public Warrants, Private Placement Warrants, and Working Capital Warrants do not meet the criteria for equity classification.

At the close of the Business Combination, the fair values of the Public Warrants, Private Placement Warrants and Working Capital Warrants were $1.5 million, $0.9 million and $0.2 million , respectively. As of December 31, 2024, the fair values of the Public Warrants, Private Placement Warrants and Working Capital Warrants were $1.9 million, $4.9 million, and $1.1 million, respectively. As of December 31, 2023, the fair values of the Public Warrants, Private Placement Warrants and Working Capital Warrants were $9.9 million, $5.9 million, and $1.2 million, respectively. The fair value of the Public Warrants has been measured based on the quoted price of such warrants on the Nasdaq Global Market. The transfer of Private Placement Warrants or Working Capital Warrants to anyone outside of a small group of individuals who are permitted transferees would result in the Private Placement Warrants and Working Capital Warrants having substantially the same terms as the Public Warrants. Therefore, we determined that the fair value of each Private Warrant and Working Capital Warrants is equivalent to that of each Public Warrant.

On May 24, 2024, we commenced (i) the Offer and (ii) the solicitation of consent (the “Consent Solicitation”) from holders of the Exchange Warrants to amend the Warrant Agreement, dated as of December 17, 2020 (the “Warrant Agreement” and such amendment, the “Warrant Amendment”), by and between the Company and Continental Stock Transfer & Trust Company, which governs all of the Exchange Warrants.

The Offer and Consent Solicitation expired at one minute after 11:59 p.m., Eastern Daylight Time, on June 25, 2024. The Exchange Warrants tendered were comprised of 6,529,954 Public Warrants and 504,685 Private Placement Warrants, which represents approximately 78.8% and 10.2% of the outstanding warrants of each respective class. The Warrants were validly tendered and not validly withdrawn prior to the expiration of the Offer and Consent Solicitation. No Working Capital Warrants were tendered. We determined the Exchange Warrants met the criteria to be equity classified at June 26, 2024, and that their fair value was $11.9 million. Accordingly, we recorded that amount as a reduction of the warrant liability and a charge to APIC, partially offset by issuance costs of $1.7 million. On July 1, 2024, we issued 2,110,366 shares of common stock in exchange for the Exchange Warrants.

In addition, the Warrant Amendment was entered into with respect to the Public Warrants. As a result all (and not less than all) of the outstanding Public Warrants may be exchanged, at our option, at any time while they are exercisable and prior to their expiration, at the office of the warrant agent, upon notice to the holders of the then outstanding Public Warrants, at the exchange rate of 0.27 shares of Common Stock per Public Warrant (subject to equitable adjustment by us in the event of any stock splits, stock dividends, recapitalizations or similar transaction with respect to the Common Stock).

For the year ended December 31, 2024, we issued 2,110,366 shares of common stock in exchange for 6,529,954 (or approximately 78.8%) of the Public Warrants and 504,685 (or approximately 10.2%) of the Private Placement Warrants.

The following table summarizes activity in the Public Warrants, Private Placement Warrants and Working Capital Warrants for the year ended December 31, 2024 . There was no activity for the year ended December 31, 2023.

Series	Balance at December 31, 2023	Exchanges	Issuances	Retirements / Conversions	Balance at December 31, 2024
Public Warrants	8,281,779	-	-	(6,529,954)	1,751,825
Private Placement Warrants	4,933,333	-	-	(504,685)	4,428,648
Working Capital Warrants	1,000,000	-	-	-	1,000,000

Initial OrbiMed Warrant

In connection with the closing of our initial $25.0 million borrowing under the OrbiMed Credit Agreement, we also issued OrbiMed a warrant to purchase 130,805 shares of our common stock (the “Warrant Shares”), with the initial exercise price of $9.5562, (as adjusted from time to time the “Exercise Price”) per share, or approximately $1.25 million in the aggregate, assuming none of the Initial OrbiMed Warrant is exercised through a “cashless” exercise. For the year ended December 31, 2024, the exercise price was adjusted pursuant to the terms of the Initial OrbiMed Warrant to $9.3722 per share, or approximately $1.23 million in the aggregate. The Initial OrbiMed Warrant expires on April 30, 2031 (the “Expiration Date”). On each of the closings of our borrowings of the delayed draw commitment amounts of $10.0 million and $15.0 million under the OrbiMed Credit Agreement, if any, we agreed to issue additional warrants to purchase a number of shares of our common stock determined by dividing 5.0% of the applicable borrowed amount by the 10-day volume weighted average sale price of our common stock as of the issue date (the “Subsequent OrbiMed Warrants” and collectively, with the Initial OrbiMed Warrant, the “OrbiMed Warrants” and together with the SPAC Warrants, the “Warrants”). The Subsequent Warrants will expire seven years from each applicable issuance date, if any. In connection with the OrbiMed Warrants, we entered into a Registration Rights Agreement with OrbiMed (the “OrbiMed Registration Rights Agreement”), whereby OrbiMed will have certain customary registration rights with respect to the shares of common stock underlying the OrbiMed Warrants.

The Initial OrbiMed Warrant may be exercised in whole or in part, at any time prior to the Expiration Date (the “Exercise Period”), by either:

a.	making a payment to the Company, in an amount in immediately available funds equal to the aggregate Exercise Price to be paid upon the exercise of the Initial OrbiMed Warrant; or

b.	instructing the Company to withhold a number of Warrant Shares then issuable upon exercise of the Initial OrbiMed Warrant with an aggregate fair market value as of the exercise date equal to such aggregate Exercise Price to be paid upon the exercise of the Initial OrbiMed Warrant (the “Cashless Exercise”); or

c.	any combination of the foregoing.

If either upon (i) the occurrence of the Expiration Date, or (ii) the date on which a Sale of the Company (defined in the Initial OrbiMed Warrant) is consummated pursuant to which the sole consideration payable to the Company or its stockholders in respect of such sale transaction consists of cash, marketable securities or a combination thereof, and the per share fair market value of a Warrant Share is greater than the exercise price, any portion of the Initial OrbiMed Warrant that remains unexercised on such date shall be deemed to have been exercised automatically pursuant to a Cashless Exercise (the “Automatic Cashless Exercise”).

Ownership Cap

The holder in any circumstance cannot exercise the Initial OrbiMed Warrant if such exercise would result in the holder and its affiliates to own more than 9.99% of the Company’s common stock (the “Ownership Cap”).

Adjustments

The Exercise Price and the number of Warrant Shares underlying the Initial OrbiMed Warrant are subject to certain anti-dilutive adjustments. These are triggered by events such as stock splits, reclassification of shares, recapitalizations, combinations, substitutions or the like. Additionally, the Initial OrbiMed Warrant is subject to customary price-based anti-dilution protections, such that, in certain circumstances, if we issue shares of our common stock below the current Exercise Price of the Initial OrbiMed Warrant, the Exercise Price of the Initial OrbiMed Warrant will be adjusted downward based on such issuance. As a result of any adjustments, the amount of proceeds we receive from the exercise of the Initial OrbiMed Warrant would be less than the amount we would receive immediately prior to such adjustment. For the year ended December 31, 2024, the Exercise Price of the Initial OrbiMed Warrant was adjusted down from $9.5562 to $9.3722 per share in accordance with the above described adjustment mechanics.

If we declare or pay a dividend or distribution on our outstanding common shares payable in cash, capital securities or other property, the holder shall be entitled to receive, at the time such dividend or distribution is paid, without additional cost to the holder, the total number and kind of cash, capital securities or other property which the holder would have received had the holder owned the Warrant Shares of record as of the date such dividend or distribution was paid (the “Pro-Rata Distribution”).

Transfers of Initial OrbiMed Warrant

The Initial OrbiMed Warrant may be transferred or assigned in whole or in part, subject to compliance with applicable federal and state securities laws.

Allocation of Proceeds and Issuance Costs

The agreement explicitly permits the settlement of the Initial OrbiMed Warrant in a cashless manner (i.e., net share settlement) and not indexed to the Company’s own stock, therefore, it is considered as a derivative instrument and will be classified as a liability and is subsequently measured at fair value with changes reported to earnings following the proceeds from the issuance of the initial $25.0 million borrowing under the OrbiMed Credit Agreement.

The fair value of the Initial OrbiMed Warrant was measured using the Black-Scholes option pricing model. The key inputs used in the valuations were as follows:

	December 31, 2024	April 30, 2024
Expected term (years)	6.3	7.0
Risk free interest rate	4.5%	4.7%
Expected volatility	70.0%	65.0%
Dividend yield	0	0
Exercise price	$9.3722	$9.5562
Stock price	$5.01	$9.31

The inputs utilized by management to value the warrant liabilities are subjective. The assumptions used in calculating the fair value of the warrant liabilities represent our best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and we use different assumptions, the fair value of the warrant liabilities may be materially different in the future.